Financial risk management (Details)	12 Months Ended										12 Months Ended
	Dec. 31, 2011 EUR (€)		Dec. 31, 2010 EUR (€)		Dec. 31, 2009 EUR (€)	Dec. 31, 2011 USD ($)	Dec. 31, 2011 JPY (¥)	Dec. 31, 2010 USD ($)	Dec. 31, 2010 JPY (¥)	Jun. 30, 2007 EUR (€)	Dec. 31, 2011 Sales [Member] EUR (€)	Dec. 31, 2010 Sales [Member] EUR (€)	Dec. 31, 2011 Cost of Sales [Member] EUR (€)	Dec. 31, 2010 Cost of Sales [Member] EUR (€)	Dec. 31, 2011 Fair Value Hedging [Member] Interest Rate Swap [Member] EUR (€)	Dec. 31, 2010 Fair Value Hedging [Member] Interest Rate Swap [Member] EUR (€)	Dec. 31, 2011 Cash Flow Hedging [Member] Interest Rate Swap [Member] EUR (€)	Dec. 31, 2010 Cash Flow Hedging [Member] Interest Rate Swap [Member] EUR (€)	Dec. 31, 2011 Cash Flow Hedging [Member] Foreign Exchange Forward [Member] EUR (€)	Dec. 31, 2010 Cash Flow Hedging [Member] Foreign Exchange Forward [Member] EUR (€)	Dec. 31, 2011 Other Hedges [Member] Foreign Exchange Forward [Member] EUR (€)	Dec. 31, 2010 Other Hedges [Member] Foreign Exchange Forward [Member] EUR (€)
Financial instruments
Forward foreign exchange contracts, notional amount	€ 389,579,000	[1]	€ (1,933,000)	[1]
Forward foreign exchange contracts, fair value	(23,999,000)	[1]	(28,974,000)	[1]
Interest rate swaps, notional amount	641,500,000	[2]	641,500,000	[2]
Interest rate swaps, fair value	109,991,000	[2]	90,256,000	[2]
Derivative financial instruments per category
Derivative assets	126,351,000		96,180,000												113,924,000	93,347,000	0	0	11,332,000	1,533,000	1,095,000	1,300,000
Derivative liabilities	40,359,000		34,898,000												0	0	3,933,000	3,091,000	3,019,000	11,535,000	33,407,000	20,272,000
Derivative assets, noncurrent	92,534,000		71,779,000												92,534,000	71,779,000	0	0	0	0
Derivative liabilities, noncurrent	3,210,000		1,981,000												0	0	3,210,000	1,887,000	0	94,000
Derivative assets, current	33,817,000		24,401,000
Derivative liabilities, current	37,149,000		32,917,000
Foreign currency market risks (Textual) [Abstract]
Total anticipated income (loss) to be released to sales/cost of sales, net of taxes											(4,400,000)	(35,900,000)	10,300,000	(6,100,000)
Total anticipated income (loss) to be released to sales/cost of sales											(4,900,000)		11,600,000
Amount of loss/gain charged to sales/cost of sales											0		0
Market risks and derivatives (Textual) [Abstract]
Gain (Loss) on Foreign Currency Cash Flow Hedge Ineffectiveness	(200,000)		(400,000)
Percentage of Effectiveness of Fair Value Hedges	100.00%
Percentage of Effectiveness of Cash Flow Hedges	100.00%
Ineffectiveness recognized in income statement arising from net investment hedges	0
Ineffectiveness recognized in income statement arising from Fair value hedges	0		0
Notional principal amounts of the outstanding currency contract	389,579,000	[1]	(1,933,000)	[1]
Aggregate notional amount of derivatives						48,900,000	37,200,000,000	222,600,000	27,700,000,000
Notional amount of interest rate fair value hedge derivatives	641,500,000	[2]	641,500,000	[2]
Principal amount	600,000,000		600,000,000							600,000,000
Gain Loss from derivative financial instruments measured at fair value	(38,300,000)		(32,900,000)		8,700,000
Negative effect in other comprehensive income relating to net investment hedges	€ 1,900,000

[1]	Relates to forward contracts assigned as a hedge to forecasted sales and purchase transactions, to monetary assets and liabilities, mainly in U.S. dollar and Japanese Yen.
[2]	Relates to interest rate swaps assigned as a hedge to interest bearing assets and liabilities mainly related to the EUR 600.0 million Eurobond; the fair value of the interest rate swaps includes accrued interest.